Loan Portfolio Aging Analysis (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	$ 1,204	$ 1,395	$ 1,361
Total Past Due and Non Accrual	2,935	2,679	3,071
Current	376,578	365,910	353,650
Total Loans Receivable	379,513	368,589	356,721
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	1,656	938	1,171
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	18	346	303
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	57	0	236
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	0	83	49
Total Past Due and Non Accrual	92	139	382
Current	84,680	81,188	74,132
Total Loans Receivable	84,772	81,327	74,514
Commercial | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	35	56	153
Commercial | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	0	0	105
Commercial | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	57	0	75
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	486	500	335
Total Past Due and Non Accrual	1,483	762	390
Current	205,312	198,174	191,296
Total Loans Receivable	206,795	198,936	191,686
Commercial Real Estate | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	997	262	0
Commercial Real Estate | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	0	0	55
Commercial Real Estate | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	0	0
Residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	659	760	922
Total Past Due and Non Accrual	1,288	1,625	2,023
Current	75,188	74,228	74,131
Total Loans Receivable	76,476	75,853	76,154
Residential | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	611	559	805
Residential | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	18	306	135
Residential | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	0	0	161
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	59	52	55
Total Past Due and Non Accrual	72	153	276
Current	11,398	12,320	14,091
Total Loans Receivable	11,470	12,473	14,367
Installment | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	13	61	213
Installment | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	0	40	$ 8
Installment | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	$ 0	$ 0